Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	2.04975%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$370,491.40

Principal:
Principal Collections	$9,602,971.38
Prepayments in Full	$3,146,831.57
Liquidation Proceeds	$37,898.71
Recoveries	$59,826.69
Sub Total	$12,847,528.35
Collections	$13,218,019.75

Purchase Amounts:
Purchase Amounts Related to Principal	$298,849.11
Purchase Amounts Related to Interest	$1,183.05
Sub Total	$300,032.16

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,518,051.91

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	45
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,518,051.91
Servicing Fee	$133,933.02	$133,933.02	$0.00	$0.00	$13,384,118.89
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,384,118.89
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$13,384,118.89
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$13,384,118.89
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,384,118.89
Interest - Class A-4 Notes	$75,397.41	$75,397.41	$0.00	$0.00	$13,308,721.48
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,308,721.48
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$13,247,810.23
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,247,810.23
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$13,200,837.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,200,837.23
Regular Principal Payment	$12,391,402.14	$12,391,402.14	$0.00	$0.00	$809,435.09
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$809,435.09
Residual Released to Depositor	$0.00	$809,435.09	$0.00	$0.00	$0.00
Total		$13,518,051.91

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$12,391,402.14
Total					$12,391,402.14
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,391,402.14	$102.85	$75,397.41	$0.63	$12,466,799.55	$103.48
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$12,391,402.14	$9.41	$183,281.66	$0.14	$12,574,683.80	$9.55

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$59,524,268.68	0.4940593	$47,132,866.54	0.3912091
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$125,374,268.68	0.0952092	$112,982,866.54	0.0857991

Pool Information
Weighted Average APR	2.767%	2.774%
Weighted Average Remaining Term	20.25	19.51
Number of Receivables Outstanding	19,530	18,661
Pool Balance	$160,719,623.39	$147,462,482.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$151,710,751.61	$139,319,349.47
Pool Factor	0.1131591	0.1038250

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$7,101,491.86
Yield Supplement Overcollateralization Amount	$8,143,133.28
Targeted Overcollateralization Amount	$34,479,616.21
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$34,479,616.21

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		97	$170,589.87
(Recoveries)		160	$59,826.69
Net Loss for Current Collection Period			$110,763.18
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8270%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			(0.3320)%
Second Prior Collection Period			0.9209%
Prior Collection Period			0.3759%
Current Collection Period			0.8626%
Four Month Average (Current and Prior Three Collection Periods)			0.4569%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,057	$16,029,361.80
(Cumulative Recoveries)			$3,028,147.84
Cumulative Net Loss for All Collection Periods			$13,001,213.96
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.9154%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,951.04
Average Net Loss for Receivables that have experienced a Realized Loss			$3,204.64

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.75%	353	$4,057,680.03
61-90 Days Delinquent	0.27%	37	$400,058.55
91-120 Days Delinquent	0.12%	12	$177,395.40
Over 120 Days Delinquent	0.38%	43	$556,746.65
Total Delinquent Receivables	3.52%	445	$5,191,880.63

Repossession Inventory:
Repossessed in the Current Collection Period		19	$289,323.22
Total Repossessed Inventory		25	$358,687.76

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4253%
Prior Collection Period			0.4608%
Current Collection Period			0.4930%
Three Month Average			0.4597%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7691%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	45

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer